REDEEMABLE NONCONTROLLING INTEREST (Details) - Dec. 31, 2016 RUB in Millions, $ in Millions	USD ($)	RUB
REDEEMABLE NONCONTROLLING INTEREST
Redemption value	$ 10.4	RUB 631
Business unit equity awards
REDEEMABLE NONCONTROLLING INTEREST
Redemption value	$ 14.4	RUB 875